AUGUST 2021 STOCK REDEMPTION	9 Months Ended
Dec. 31, 2021
August 2021 Stock Redemption
AUGUST 2021 STOCK REDEMPTION

NOTE 9 – AUGUST 2021 STOCK REDEMPTION

On August 5, 2021, the Company entered into a stock redemption agreement (the “Redemption Agreement”) with Koncepts and Treasure Green, pursuant to which the Company redeemed 19,623,155 shares of common stock of the Company (the “Redeemed Shares”). The closing of the transaction set forth in the Redemption Agreement took place on August 10, 2021, at which time the Redeemed Shares were assigned and transferred back to the Company and the Company paid approximately $7,162,000 to Koncepts and Treasure Green. The Redeemed Shares were retired and are available for reissuance in the future. Pursuant to the Redemption Agreement, neither Koncepts nor Treasure Green remained shareholders of the Company.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 and 2020

(Unaudited)